Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense benefits

In € thousand	2023	2022	2021
Current income tax charge	(363)	(169)	(556)
Current income tax related to prior years	19	495	(143)
Current taxes	(344)	326	(699)
Deferred taxes	10	—	(10)
Income tax benefits / (expense)	(334)	326	(709)

Schedule of reconciliation of expected tax expense and reported tax expense

In € thousand	2023	2022	2021
Profit (Loss) before income tax	(388,785)	(253,390)	(410,327)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	107,110	69,809	113,045
Effects deriving from differences in foreign tax rates	54	9	40
Taxes for prior years	19	495	—
Other non-deductible expenses and taxes	(155)	(59)	(209)
Changes in the realization of deferred tax assets	(72,434)	(76,074)	(67,465)
Other	(34,928)	6,146	(46,120)
Income tax as per consolidated statement of operations	(334)	326	(709)
Effective tax rate in %	(0.1)%	0.1%	(0.2)%

Schedule of deferred taxes

	Deferred tax assets		Deferred tax liabilities
In € thousand	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Non-current assets	2,669	2,378	3,106	2,913
Intangible assets	2,596	2,341	—	—
Property, plant and equipment	72	37	3,106	2,903
Financial assets	1	—	—	10
Current assets	478	149	—	—
Inventories	475	123	—	—
Receivables and other assets	3	26	—	—
Non-current liabilities	442	446	429	—
Provisions	—	10	—	—
Liabilities	442	436	429	—
Current liabilities	153	138	207	208
Provisions	—	—	—	47
Liabilities	153	138	207	161
Total value	3,742	3,111	3,742	3,121
Netting	(3,742)	(3,111)	(3,742)	(3,111)
Recognition in the consolidated statement of financial position	—	—	—	10

Schedule of tax attributes (gross)

In € thousand	12/31/2023	12/31/2022
Corporation tax loss carryforwards	939,479	661,501
Trade tax loss carryforwards	935,268	659,161
Interest carryforwards	10,151	15,348

Schedule of deductible temporary differences and tax loss and interest carryforwards

	Deferred tax assets on
			Interest
	Temporary	Tax	carry
In € thousand	differences	losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2022	13,850	106,264	3,929	124,043
Addition	1,541	75,705	436	77,682
Deductions	—	—	(137)	(137)
Unrecognized deferred tax assets as of December 31, 2022	15,391	181,969	4,228	201,588
Addition	2,676	76,702	—	79,378
Deductions	—	(338)	(1,729)	(2,067)
Unrecognized deferred tax assets as of December 31, 2023	18,067	258,333	2,499	278,899